UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock International Growth and
      Income Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—98.5%
		Common Stocks—97.8%
		Australia—3.9%
329,500		Commonwealth Bank of Australia	$15,115,060
746,400		QBE Insurance Group Ltd.	18,848,797
550,000		Sims Group Ltd.	12,534,543
2,184,800		Transurban Group	13,249,536
1,057,800		Zinifex Ltd.	17,496,102
		Total Australia	77,244,038
		Belgium—0.9%
141,800		KBC Groep N.V.	18,447,577
		Brazil—1.6%
797,500	[1]	Cia Energetica de Minas Gerais (ADR)	16,245,075
125,900	[1]	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR)	14,684,976
		Total Brazil	30,930,051
		Canada—2.6%
150,900		Canadian Imperial Bank of Commerce	13,084,224
843,600	[2]	Kinross Gold Corp.	10,912,711
338,300		Teck Cominco Ltd., Class B	14,999,615
237,600		TELUS Corp.	13,236,378
		Total Canada	52,232,928
		Chile—0.7%
303,500	[1]	Banco Santander-Chile (ADR)	14,470,880
		China—2.6%
25,231,500		China Construction Bank Corp.	18,709,924
9,676,000		Datang Intl. Power Generation Co. Ltd.	8,289,582
14,395,000		Huadian Power Intl. Corp. Ltd.	6,805,668
28,648,000		Industrial & Commercial Bank of China	17,461,674
21,923	[2]	New World Department Store China Ltd.	17,031
		Total China	51,283,879
		Finland—0.6%
165,600		Wartsila Oyj, B Shares	11,541,185
		France—6.2%
346,800		AXA S.A.	13,533,835
122,300		BNP Paribas	13,443,879
163,500		Cap Gemini S.A.	10,746,479
103,000		Casino Guichard Perrachon S.A.	10,030,307
170,200		Nexity	12,705,206
160,300		Schneider Electric S.A.	21,389,200
77,300		Societe Generale	13,286,290
212,000		Total S.A.	16,695,394
275,000		Vivendi	11,681,054
		Total France	123,511,644
		Germany—7.2%
89,000		BASF AG	11,510,988
156,400		Bilfinger Berger AG	13,392,369
135,100		DaimlerChrysler AG	12,236,417
524,100		Deutsche Lufthansa AG	14,705,954
473,700		Deutsche Post AG	13,879,951
123,400		E.ON AG	19,417,925
99,600		Hypo Real Estate Holding AG	6,078,429
138,100		Linde AG	16,369,502
317,300		SAP AG	17,179,738
148,700		Siemens AG	18,820,339
		Total Germany	143,591,612
		Greece—0.5%
284,500		Piraeus Bank S.A.	10,087,588
		Hong Kong—4.3%
1,631,000		China Mobile Ltd.	18,740,629
1,225,800		Esprit Holdings Ltd.	16,381,311
4,806,000		Hang Lung Properties Ltd.	17,678,104
1,814,000		Kerry Properties Ltd.	13,072,053
4,302,000		New World Development Co. Ltd.	10,509,136
3,264,500		Yue Yuen Industrial Holdings	10,168,523
		Total Hong Kong	86,549,756
		Indonesia—0.8%
7,200,000		Telekomunikasi Indonesia Tbk PT	8,559,175
172,100	[1]	Telekomunikasi Indonesia Tbk PT (ADR)	8,190,239
		Total Indonesia	16,749,414
		Israel—0.8%
639,500		Cellcom Israel Ltd.	15,865,995
		Italy—3.3%
2,231,600		Enel S.p.A.	23,036,874
726,400		Eni S.p.A.	25,421,589
2,057,900		UniCredito Italiano S.p.A.	17,457,179
		Total Italy	65,915,642
		Japan—9.3%
209,500		Daito Trust Construction Co. Ltd.	10,400,794
126,200		Fanuc Ltd.	13,660,248
340,500		Hitachi Construction Machinery Co. Ltd.	13,505,714
529,400		Honda Motor Co. Ltd.	19,222,237
316,800		Japan General Estate Co. Ltd. (The)	6,357,715
805,400		Komatsu Ltd.	25,419,258
62,200		Nintendo Co. Ltd.	29,988,431
702,000		Sekisui House Ltd.	8,710,603
227,500		Shin-Etsu Chemical Co. Ltd.	16,798,469
1,154,600		Sumitomo Corp.	22,361,077
930,000		Sumitomo Trust & Banking Co. Ltd. (The)	7,851,740
1,639,000		Yokohama Rubber Co. Ltd. (The)	11,716,715
		Total Japan	185,993,001
		Luxembourg—0.5%
208,400		Oriflame Cosmetics S.A.	10,576,628
		Malaysia—1.5%
9,133,500		IOI Corp. Bhd	13,865,306
5,111,200		Telekom Malaysia Bhd	14,980,484
		Total Malaysia	28,845,790
		Mexico—2.4%
3,677,200		Fomento Economico Mexicano SAB de CV	13,561,960
2,447,800		Grupo Mexico SAB de CV	17,077,001
2,038,000		Grupo Modelo SAB de CV	10,949,805
1,449,100		Kimberly-Clark de Mexico SAB de CV	5,713,950
		Total Mexico	47,302,716
		Netherlands—3.3%
186,000		Akzo Nobel N.V.	15,318,585
440,200		ING Groep N.V.	18,582,850
205,200		Nutreco Holding N.V.	15,236,026
409,300		SBM Offshore N.V.	16,826,797
		Total Netherlands	65,964,258
		Norway—5.0%
320,600		Fred Olsen Energy ASA	16,042,084
626,500		Orkla ASA	11,775,956
851,200		ProSafe SE	13,186,073
1,054,300		Statoil ASA	31,158,946
971,300		Storebrand ASA	14,539,129
518,800		Yara Intl. ASA	13,792,937
		Total Norway	100,495,125
		Philippines—0.8%
274,900	[1]	Philippine Long Distance Telephone Co. (ADR)	15,713,284
		Singapore—2.3%
2,819,000		CapitaLand Ltd.	13,654,598
8,382,100		Singapore Telecommunications Ltd.	19,051,335
950,000		United Overseas Bank Ltd.	13,893,495
		Total Singapore	46,599,428

BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Shares	Description	Value
	South Africa—0.5%
1,896,900	Truworths Intl. Ltd.	$9,571,810
	South Korea—3.2%
379,700	Daewoo Securities Co. Ltd.	13,759,450
753,500	Industrial Bank of Korea	17,244,520
183,300	S-Oil Corp.	16,063,425
252,300	Shinhan Financial Group Co. Ltd.	17,074,135
	Total South Korea	64,141,530
	Spain—1.6%
497,100	Gestevision Telecinco S.A.	13,515,387
512,200	Repsol YPF S.A.	19,309,092
	Total Spain	32,824,479
	Sweden—4.2%
908,500	Atlas Copco AB	15,632,868
307,100	Hennes & Mauritz AB	17,646,656
656,300	Nordea Bank AB	10,574,547
851,900	Skanska AB, B Shares	18,196,862
151,800	SSAB Svenskt Stal AB, Ser. A	5,447,210
877,800	Svenska Cellulosa AB, B Shares	15,495,995
	Total Sweden	82,994,138
	Switzerland—5.6%
165,300	Ciba Specialty Chemicals AG	10,048,269
246,400	Compagnie Financiere Richemont S.A.	15,442,750
50,000	Nestle S.A.	19,208,886
470,400	Novartis AG	25,373,253
149,200	Roche Holding AG	26,424,263
81,000	Syngenta AG	15,282,330
	Total Switzerland	111,779,751
	Taiwan—4.7%
963,900	MediaTek, Inc.	17,183,471
7,286,000	Nan Ya Plastics Corp.	16,002,411
13,871,000	Shin Kong Financial Holding Co. Ltd.	16,755,247
5,172,000	Taiwan Fertlizer Co. Ltd.	11,655,700
1,826,827 [1]	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	18,542,294
13,673,000 [2]	Via Technologies, Inc.	13,113,688
	Total Taiwan	93,252,811
	Thailand—0.6%
5,095,900	Siam Commercial Bank PCL	12,145,668
	Turkey—0.5%
513,300	Turkcell Iletisim Hizmet AS (ADR)	9,075,144
	United Kingdom—15.8%
736,500	Arriva Plc	11,686,542
1,580,900	BP Plc	18,313,911
443,600	British American Tobacco Plc	14,335,358
513,373	De La Rue Plc	7,714,509
914,600	Diageo Plc	18,681,756
1,459,900	ICAP Plc	14,050,320
1,250,100	IMI Plc	14,712,746
466,550	Intercontinental Hotels Group Plc	10,617,511
1,371,200	Intl. Power Plc	11,398,776
1,283,600	Invesco Plc	16,047,154
1,696,800	Meggitt Plc	10,489,118
618,200	National Express Group Plc	14,256,879
1,806,100	Northumbrian Water Group Plc	11,047,071
1,675,500	Premier Foods Plc	8,575,392
1,410,700	Rexam Plc	14,290,187
401,800	Royal Dutch Shell Plc, Class B	15,888,369
792,600	Scottish & Newcastle Plc	9,481,939
501,200	Scottish & Southern Energy Plc	14,644,503
646,100	Shire Plc	15,831,899
590,700	Smiths Group Plc	12,431,712
899,100	United Business Media Plc	13,776,344
675,100	United Utilities Plc	9,173,853
6,444,500	Vodafone Group Plc	19,373,279
219,400	Willis Group Holdings Ltd.	8,905,446
	Total United Kingdom	315,724,574
	Preferred Stock—0.7%
	Italy—0.7%
4,346,200	Unipol S.p.A., 3.56%	13,794,551
	Rights—0.0%
	Sweden—0.0%
151,800 [2]	SSAB Svenskt Stal AB	526,622
	Total Long-Term Investments (cost $1,986,749,283)	1,965,743,497
	MONEY MARKET FUND—0.4%
8,044,897 [3]	Fidelity Institutional Money Market Prime Portfolio (cost $8,044,897)	8,044,897
	Total Investments before outstanding options written (cost $1,994,794,1804)	1,973,788,394

Contracts
	OUTSTANDING OPTIONS WRITTEN—(1.6)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.6)%
(77,600)	Akzo Nobel N.V., strike price 61.86 EUR, expires 08/01/07	(5,096)
(85)	Akzo Nobel N.V., strike price 62 EUR, expires 08/17/07	(12,792)
(13,500)	Akzo Nobel N.V., strike price 65.93 EUR, expires 09/18/07	(16,089)
(307,400)	Arriva Plc, strike price 7.47 GBP, expires 08/02/07	(303,629)
(87,500)	Arriva Plc, strike price 8.21 GBP, expires 09/18/07	(35,847)
(157,500)	Arriva Plc, strike price 8.23 GBP, expires 10/10/07	(83,430)
(42,100)	Atlas Copco AB, strike price 120.25 SEK, expires 08/28/07	(20,254)
(379,200)	Atlas Copco AB, strike price 120.25 SEK, expires 08/01/07	(9,123)
(65,900)	Atlas Copco AB, strike price 123.34 SEK, expires 09/18/07	(33,172)
(25,200)	AXA S.A., strike price 32.50 EUR, expires 09/18/07	(9,016)
(144,700)	AXA S.A., strike price 33.44 EUR, expires 08/01/07	(2)
(16,000)	AXA S.A., strike price 33.95 EUR, expires 08/16/07	(755)
(22,000)	Banco Santander-Chile (ADR), strike price $50.10, expires 09/21/07	(9,942)
(14,100)	Banco Santander-Chile (ADR), strike price $50.48, expires 08/17/07	(806)
(127,000)	Banco Santander-Chile (ADR), strike price $50.99, expires 08/14/07	(1)
(37,200)	BASF AG, strike price 93.88 EUR, expires 08/02/07	(79,646)
(4,100)	BASF AG, strike price 96.98 EUR, expires 08/28/07	(11,850)
(6,400)	BASF AG, strike price 99.09 EUR, expires 09/18/07	(19,420)
(11,400)	Bilfinger Berger AG, strike price 68.91 EUR, expires 09/18/07	(12,320)
(65,200)	Bilfinger Berger AG, strike price 76.14 EUR, expires 08/01/07	(1)
(8,900)	BNP Paribas, strike price 90.85 EUR, expires 09/18/07	(13,154)
(5,700)	BNP Paribas, strike price 91 EUR, expires 08/28/07	(3,562)
(51,000)	BNP Paribas, strike price 92.89 EUR, expires 08/01/07	(1)
(62,000)	BP Plc, strike price 5.79 GBP, expires 08/28/07	(16,194)
(115)	BP Plc, strike price 6.20 GBP, expires 09/21/07	(10,511)
(560)	BP Plc, strike price 6.00 GBP, expires 10/19/07	(162,083)

BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(52,600)	British American Tobacco Plc, strike price 17.15 GBP, expires 09/18/07	$(13,152)
(185,200)	British American Tobacco Plc, strike price 17.37 GBP, expires 08/01/07	(4)
(63,000)	Canadian Imperial Bank of Commerce, strike price 104.94 CAD, expires 08/03/07	(1)
(11,800)	Cap Gemini S.A., strike price 56.80 EUR, expires 09/18/07	(4,514)
(68,300)	Cap Gemini S.A., strike price 57.91 EUR, expires 08/01/07	(1)
(204,000)	CapitaLand Ltd., strike price 8.16 SGD, expires 09/11/07	(10,229)
(131,000)	CapitaLand Ltd., strike price 8.26 SGD, expires 08/27/07	(2,601)
(1,177,000)	CapitaLand Ltd., strike price 8.40 SGD, expires 08/14/07	(2,252)
(43,000)	Casino Guichard Perrachon S.A., strike price 79.06 EUR, expires 08/01/07	(1)
(7,500)	Casino Guichard Perrachon S.A., strike price 79.10 EUR, expires 09/18/07	(1,294)
(4,800)	Casino Guichard Perrachon S.A., strike price 81.37 EUR, expires 08/28/07	(30)
(30,000)	Cellcom Israel Ltd., strike price $26.21, expires 08/27/07	(7,743)
(267,000)	Cellcom Israel Ltd., strike price $26.37, expires 08/03/07	(481)
(46,000)	Cellcom Israel Ltd., strike price $26.78, expires 09/21/07	(16,247)
(1,170,000)	China Construction Bank Corp., strike price 4.75 HKD, expires 08/28/07	(173,298)
(10,530,000)	China Construction Bank Corp., strike price 4.88 HKD, expires 08/14/07	(1,378,310)
(1,830,000)	China Construction Bank Corp., strike price 6.11 HKD, expires 09/11/07	(37,249)
(75,000)	China Mobile Ltd., strike price 74.31 HKD, expires 08/28/07	(162,855)
(681,000)	China Mobile Ltd., strike price 75.13 HKD, expires 08/14/07	(1,400,069)
(118,000)	China Mobile Ltd., strike price 91.05 HKD, expires 09/11/07	(55,286)
(332,800)	Cia Energetica de Minas Gerais (ADR), strike price $21.41, expires 08/03/07	(10,084)
(37,000)	Cia Energetica de Minas Gerais (ADR), strike price $22.72, expires 08/27/07	(7,611)
(57,000)	Cia Energetica de Minas Gerais (ADR), strike price $22.97, expires 09/21/07	(24,402)
(1,200)	Ciba Specialty Chemicals AG, strike price 80 CHF, expires 09/21/07	(4,893)
(69,000)	Ciba Specialty Chemicals AG, strike price 80.48 CHF, expires 08/02/07	(1)
(7,700)	Ciba Specialty Chemicals AG, strike price 81.45 CHF, expires 08/28/07	(76)
(23,800)	Commonwealth Bank of Australia, strike price 55.65 AUD, expires 09/11/07	(18,734)
(138,000)	Commonwealth Bank of Australia, strike price 56.03 AUD, expires 08/14/07	(29,732)
(15,300)	Commonwealth Bank of Australia, strike price 56.10 AUD, expires 09/12/07	(10,322)
(102,900)	Compagnie Financiere Richemont S.A., strike price 76.91 CHF, expires 08/02/07	(16,962)
(17,800)	Compagnie Financiere Richemont S.A., strike price 77.66 CHF, expires 09/18/07	(24,419)
(11,400)	Compagnie Financiere Richemont S.A., strike price 78 CHF, expires 08/28/07	(9,218)
(159,000)	Daewoo Securities Co. Ltd., strike price 28,345 KRW expires 08/14/07	(992,414)
(18,000)	Daewoo Securities Co. Ltd., strike price 30,121 KRW expires 08/28/07	(86,566)
(175,200)	Daewoo Securities Co. Ltd., strike price 32,510 KRW expires 08/28/07	(522,201)
(26,000)	Daewoo Securities Co. Ltd., strike price 34,072 KRW expires 09/12/07	(64,457)
(56,400)	DaimlerChrysler AG, strike price 68.75 EUR, expires 10/10/07	(231,647)
(9,800)	DaimlerChrysler AG, strike price 70.59 EUR, expires 09/18/07	(25,922)
(60)	DaimlerChrysler AG, strike price 72 EUR, expires 08/17/07	(4,761)
(88,000)	Daito Trust Construction Co. Ltd., strike price 6,631 JPY, expires 08/14/07	(5,787)
(15,100)	Daito Trust Construction Co. Ltd., strike price 6,450 JPY, expires 09/11/07	(11,988)
(450,000)	Datang Intl. Power Generation Co. Ltd., strike price 5.15 HKD, expires 08/28/07	(93,798)
(4,040,000)	Datang Intl. Power Generation Co. Ltd., strike price 5.28 HKD, expires 08/14/07	(773,961)
(696,000)	Datang Intl. Power Generation Co. Ltd., strike price 6.31 HKD, expires 09/11/07	(59,789)
(285,666)	De La Rue Plc, strike price 8.20 GBP, expires 08/01/07	(6)
(31,785)	De La Rue Plc, strike price 8.25 GBP, expires 08/28/07	(1,323)
(49,564)	De La Rue Plc, strike price 8.39 GBP, expires 09/18/07	(3,956)
(38,100)	Deutsche Lufthansa AG, strike price 21.70 EUR, expires 09/18/07	(21,325)
(218,700)	Deutsche Lufthansa AG, strike price 21.70 EUR, expires 10/10/07	(143,624)
(197,700)	Deutsche Post AG, strike price 23.45 EUR, expires 10/10/07	(97,374)
(34,400)	Deutsche Post AG, strike price 24.10 EUR, expires 09/18/07	(9,634)
(22,000)	Deutsche Post AG, strike price 24.61 EUR, expires 08/28/07	(1,370)
(381,600)	Diageo Plc, strike price 10.89 GBP, expires 08/01/07	(8)
(43,000)	Diageo Plc, strike price 10.91 GBP, expires 08/28/07	(4,096)
(8,900)	E.ON AG, strike price 124 EUR, expires 09/18/07	(22,857)
(51,500)	E.ON AG, strike price 127.20 EUR, expires 08/01/07	(1)
(60)	E.ON AG, strike price 130 EUR, expires 08/17/07	(985)
(325)	Enel S.p.A., strike price 8 EUR, expires 09/21/07	(14,896)
(931,300)	Enel S.p.A., strike price 8.50 EUR, expires 08/01/07	(13)
(26,900)	Eni S.p.A., strike price 26.50 EUR, expires 08/28/07	(12,513)
(242,400)	Eni S.p.A., strike price 26.50 EUR, expires 10/10/07	(251,053)
(65)	Eni S.p.A., strike price 28 EUR, expires 09/21/07	(11,579)
(52,700)	Eni S.p.A., strike price 28.89 EUR, expires 09/18/07	(5,884)
(89,000)	Esprit Holdings Ltd., strike price 102.18 HKD, expires 09/11/07	(70,255)
(57,000)	Esprit Holdings Ltd., strike price 96.28 HKD, expires 08/28/07	(83,355)
(512,000)	Esprit Holdings Ltd., strike price 97.93 HKD, expires 08/14/07	(543,984)
(63,000)	Fanuc Ltd., strike price 13,502 JPY, expires 09/11/07	(85,111)
(437,000)	Fomento Economico Mexicano SAB de CV, strike price 43.50 MXN, expires 09/25/07	(23,654)

BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(1,535,000)	Fomento Economico Mexicano SAB de CV, strike price 44.70 MXN, expires 08/03/07	$(1)
(23,300)	Fred Olsen Energy ASA, strike price 325 NOK, expires 09/18/07	(8,617)
(134,000)	Fred Olsen Energy ASA, strike price 329.66 NOK, expires 09/10/07	(26,275)
(1,465)	Gestevision Telecinco S.A., strike price $45.50, expires 08/03/07	(332,687)
(36,100)	Gestevision Telecinco S.A., strike price 21.40 EUR, expires 09/18/07	(13,286)
(208,000)	Gestevision Telecinco S.A., strike price 21.61 EUR, expires 08/28/07	(30,905)
(122,400)	Grupo Mexico SAB de CV, strike price 66.99 MXN, expires 08/17/07	(117,600)
(1,102,000)	Grupo Mexico SAB de CV, strike price 67.26 MXN, expires 08/06/07	(1,010,046)
(799,600)	Grupo Mexico SAB de CV, strike price 78 MXN, expires 10/26/07	(355,019)
(423,800)	Grupo Mexico SAB de CV, strike price 78.26 MXN, expires 10/26/07	(172,345)
(242,000)	Grupo Modelo SAB de CV, strike price 60.85 MXN, expires 09/25/07	(38,427)
(851,000)	Grupo Modelo SAB de CV, strike price 61.36 MXN, expires 08/03/07	(2,488)
(2,006,000)	Hang Lung Properties Ltd., strike price 25.74 HKD, expires 08/14/07	(894,603)
(223,000)	Hang Lung Properties Ltd., strike price 26.37 HKD, expires 08/28/07	(85,909)
(348,000)	Hang Lung Properties Ltd., strike price 29.10 HKD, expires 09/11/07	(58,993)
(156,600)	Hennes & Mauritz AB, strike price 440 SEK, expires 08/28/07	(7,663)
(128,200)	Hennes & Mauritz AB, strike price 452.17 SEK, expires 08/01/07	—
(142,000)	Hitachi Construction Machinery Co. Ltd., strike price 4,272 JPY, expires 08/14/07	(606,055)
(16,000)	Hitachi Construction Machinery Co. Ltd., strike price 4,522 JPY, expires 08/28/07	(45,013)
(24,800)	Hitachi Construction Machinery Co. Ltd., strike price 5,077 JPY, expires 09/11/07	(24,089)
(72,000)	Hitachi Construction Machinery Co. Ltd., strike price 5,089 JPY, expires 09/11/07	(74,819)
(221,000)	Honda Motor Co. Ltd., strike price 4,435 JPY, expires 08/14/07	(34,284)
(25,000)	Honda Motor Co. Ltd., strike price 4,316 JPY, expires 08/28/07	(17,198)
(38,300)	Honda Motor Co. Ltd., strike price 4,619 JPY, expires 09/11/07	(6,114)
(3,968,000)	Huadian Power Intl. Corp. Ltd., strike price 4.03 HKD, expires 08/14/07	(22,765)
(2,040,000)	Huadian Power Intl. Corp. Ltd., strike price 4.11 HKD, expires 08/14/07	(8,081)
(667,000)	Huadian Power Intl. Corp. Ltd., strike price 4.14 HKD, expires 08/28/07	(5,829)
(1,044,000)	Huadian Power Intl. Corp. Ltd., strike price 4.14 HKD, expires 09/11/07	(14,207)
(105,900)	ICAP Plc, strike price 5.30 GBP, expires 09/18/07	(7,851)
(609,300)	ICAP Plc, strike price 5.45 GBP, expires 08/01/07	(12)
(521,700)	IMI Plc, strike price 6.31 GBP, expires 08/01/07	(11)
(90,700)	IMI Plc, strike price 6.34 GBP, expires 09/18/07	(5,858)
(60,000)	IMI Plc, strike price 6.41 GBP, expires 08/28/07	(865)
(11,956,000)	Industrial & Commercial Bank of China, strike price 4.19 HKD, expires 08/14/07	(998,039)
(1,300,000)	Industrial & Commercial Bank of China, strike price 4.58 HKD, expires 08/28/07	(50,912)
(2,078,000)	Industrial & Commercial Bank of China, strike price 5.06 HKD, expires 09/11/07	(22,781)
(315,000)	Industrial Bank of Korea, strike price 19,875 KRW expires 08/14/07	(503,748)
(35,000)	Industrial Bank of Korea, strike price 19,354 KRW expires 08/28/07	(77,630)
(54,800)	Industrial Bank of Korea, strike price 20,796 KRW expires 09/12/07	(67,536)
(31,900)	ING Groep N.V., strike price 33.15 EUR, expires 09/18/07	(22,883)
(183,700)	ING Groep N.V., strike price 33.76 EUR, expires 08/01/07	(2)
(20,400)	ING Groep N.V., strike price 34.13 EUR, expires 08/28/07	(198)
(33,900)	Intercontinental Hotels Group Plc, strike price 13.90 GBP, expires 09/18/07	(1,611)
(227,384)	Intercontinental Hotels Group Plc, strike price 14.27 GBP, expires 08/01/07	(5)
(99,500)	Intl. Power Plc, strike price 4.65 GBP, expires 09/18/07	(14,551)
(572,300)	Intl. Power Plc, strike price 4.78 GBP, expires 08/01/07	(12)
(535,700)	Invesco Plc, strike price 6.24 GBP, expires 08/01/07	(32,207)
(60,000)	Invesco Plc, strike price 6.25 GBP, expires 08/28/07	(21,887)
(93,100)	Invesco Plc, strike price 6.66 GBP, expires 09/18/07	(18,286)
(3,812,000)	IOI Corp. Bhd, strike price $5.67, expires 08/14/07	(31,640)
(662,900)	IOI Corp. Bhd., strike price $5.71, expires 09/12/07	(23,997)
(132,000)	Japan General Estate Co. Ltd. (The), strike price 2,974 JPY, expires 08/14/07	(659)
(15,000)	Japan General Estate Co. Ltd. (The), strike price 2,890 JPY, expires 08/28/07	(1,241)
(23,100)	Japan General Estate Co. Ltd. (The), strike price 2,890 JPY, expires 09/11/07	(4,197)
(10,300)	KBC Groep N.V., strike price 104.10 EUR, expires 09/18/07	(9,583)
(59,200)	KBC Groep N.V., strike price 107.22 EUR, expires 08/01/07	(1)
(84,000)	Kerry Properties Ltd., strike price 48.93 HKD, expires 08/28/07	(93,957)
(758,000)	Kerry Properties Ltd., strike price 49.75 HKD, expires 08/14/07	(744,847)
(131,000)	Kerry Properties Ltd., strike price 56.04 HKD, expires 09/11/07	(69,012)
(67,200)	Kimberly-Clark de Mexico SAB de CV, strike price 47.84 MXN, expires 08/17/07	(295)
(605,000)	Kimberly-Clark de Mexico SAB de CV, strike price 48.80 MXN, expires 08/03/07	(1)
(105,000)	Kimberly-Clark de Mexico SAB de CV, strike price 50.02 MXN, expires 09/25/07	(2,050)
(100,000)	Kinross Gold Corp., strike price 15 CAD, expires 09/21/07	(36,745)
(1,500)	Kinross Gold Corp., strike price 16 CAD, expires 08/20/07	(10,546)
(2,000)	Kinross Gold Corp., strike price 16 CAD, expires 09/24/07	(42,182)
(336,000)	Komatsu Ltd., strike price 3,348 JPY, expires 08/14/07	(1,286,723)
(37,000)	Komatsu Ltd., strike price 3,543 JPY, expires 08/28/07	(92,374)
(58,400)	Komatsu Ltd., strike price 4,079 JPY, expires 09/11/07	(32,441)

BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(172,000)	Komatsu Ltd., strike price 4,055 JPY, expires 09/11/07	$(141,295)
(57,700)	Linde AG, strike price 83.73 EUR, expires 08/02/07	(247,651)
(6,400)	Linde AG, strike price 85.43 EUR, expires 08/16/07	(24,120)
(9,900)	Linde AG, strike price 93.79 EUR, expires 09/18/07	(13,761)
(402,570)	MediaTek, Inc., strike price $500, expires 08/28/07	(1,199,820)
(69,300)	MediaTek, Inc., strike price $568.51, expires 09/12/07	(114,303)
(44,730)	MediaTek, Inc., strike price $617.20, expires 09/12/07	(42,422)
(708,200)	Meggitt Plc, strike price 3.21 GBP, expires 10/10/07	(79,114)
(80,000)	Meggitt Plc, strike price 3.33 GBP, expires 08/28/07	(1,397)
(123,100)	Meggitt Plc, strike price 3.45 GBP, expires 09/18/07	(2,250)
(3,040,000)	Nan Ya Plastics Corp., strike price $65.85, expires 08/28/07	(734,768)
(528,000)	Nan Ya Plastics Corp., strike price $73.67, expires 09/12/07	(69,854)
(44,900)	National Express Group Plc, strike price 11.59 GBP, expires 09/18/07	(38,029)
(258,000)	National Express Group Plc, strike price 12.31 GBP, expires 08/01/07	(5)
(20,900)	Nestle S.A., strike price 479 CHF, expires 10/10/07	(113,908)
(590)	Nestle S.A., strike price 480 CHF, expires 09/21/07	(35,740)
(200,000)	New World Development Co. Ltd., strike price 19.80 HKD, expires 08/28/07	(13,534)
(1,795,000)	New World Development Co. Ltd., strike price 19.81 HKD, expires 08/14/07	(73,188)
(312,000)	New World Development Co. Ltd., strike price 21.12 HKD, expires 09/11/07	(11,485)
(12,400)	Nexity, strike price 64.34 EUR, expires 09/18/07	(3,985)
(71,000)	Nexity, strike price 69.80 EUR, expires 08/01/07	(1)
(2,700)	Nintendo Co. Ltd., strike price 43,000 JPY, expires 08/28/07	(346,431)
(24,900)	Nintendo Co. Ltd., strike price 44,218 JPY, expires 08/14/07	(2,938,959)
(4,400)	Nintendo Co. Ltd., strike price 50,856 JPY, expires 09/11/07	(285,518)
(14,600)	Nintendo Co. Ltd., strike price 63,000 JPY, expires 09/11/07	(229,232)
(47,700)	Nordea Bank AB, strike price 114.60 SEK, expires 09/18/07	(8,753)
(273,900)	Nordea Bank AB, strike price 117.63 SEK, expires 08/01/07	—
(131,000)	Northumbrian Water Group Plc, strike price 3.14 GBP, expires 09/18/07	(19,078)
(753,800)	Northumbrian Water Group Plc, strike price 3.58 GBP, expires 08/01/07	(15)
(196,300)	Novartis AG, strike price 70.09 CHF, expires 08/02/07	(2)
(21,800)	Novartis AG, strike price 70.95 CHF, expires 08/16/07	(7)
(85,600)	Nutreco Holding N.V., strike price 56.55 EUR, expires 10/10/07	(170,753)
(14,900)	Nutreco Holding N.V., strike price 57.66 EUR, expires 09/18/07	(18,736)
(100)	Nutreco Holding N.V., strike price 58 EUR, expires 09/21/07	(12,313)
(15,100)	Oriflame Cosmetics S.A., strike price 345.05 SEK, expires 09/18/07	(41,620)
(9,700)	Oriflame Cosmetics S.A., strike price 370 SEK, expires 08/28/07	(7,677)
(87,000)	Oriflame Cosmetics S.A., strike price 372.35 SEK, expires 08/01/07	—
(261,400)	Orkla ASA, strike price 109.44 NOK, expires 08/02/07	(96,408)
(29,000)	Orkla ASA, strike price 112.01 NOK, expires 08/28/07	(16,235)
(174,000)	Orkla ASA, strike price 116 NOK, expires 09/10/07	(69,493)
(45,600)	Orkla ASA, strike price 119.22 NOK, expires 09/18/07	(14,703)
(12,800)	Philippine Long Distance Telephone Co. (ADR), strike price $58.65, expires 08/17/07	(6,356)
(115,000)	Philippine Long Distance Telephone Co. (ADR), strike price $59.12, expires 08/14/07	(2,185)
(20,000)	Philippine Long Distance Telephone Co. (ADR), strike price $60, expires 09/21/07	(16,710)
(118,800)	Piraeus Bank S.A., strike price 28.20 EUR, expires 10/10/07	(44,373)
(13,200)	Piraeus Bank S.A., strike price 28.37 EUR, expires 08/28/07	(1,356)
(699,200)	Premier Foods Plc, strike price 3.30 GBP, expires 08/01/07	(14)
(32,500)	ProSafe SE, strike price 96.83 NOK, expires 08/28/07	(2,942)
(292,700)	ProSafe SE, strike price 96.90 NOK, expires 08/01/07	(1)
(61,700)	ProSafe SE, strike price 99.19 NOK, expires 09/18/07	(6,787)
(54,200)	QBE Insurance Group Ltd., strike price 31.51 AUD, expires 09/11/07	(9,899)
(312,000)	QBE Insurance Group Ltd., strike price 31.82 AUD, expires 08/14/07	(4,361)
(34,600)	QBE Insurance Group Ltd., strike price 33.12 AUD, expires 08/28/07	(318)
(185,000)	Repsol YPF S.A., strike price 27.76 EUR, expires 08/28/07	(240,049)
(37,200)	Repsol YPF S.A., strike price 30.50 EUR, expires 09/18/07	(16,419)
(200)	Repsol YPF S.A., strike price 31 EUR, expires 09/21/07	(7,935)
(102,300)	Rexam Plc, strike price 5.42 GBP, expires 09/18/07	(8,311)
(588,800)	Rexam Plc, strike price 5.50 GBP, expires 08/01/07	(12)
(62,300)	Roche Holding AG, strike price 227.05 CHF, expires 08/02/07	(1)
(100)	Roche Holding AG, strike price 230 CHF, expires 09/21/07	(11,899)
(18,600)	Royal Dutch Shell Plc, Class B, strike price 20.31 GBP, expires 08/28/07	(10,967)
(167,700)	Royal Dutch Shell Plc, Class B, strike price 19.74 GBP, expires 08/01/07	(17,780)
(29,100)	Royal Dutch Shell Plc, Class B, strike price 21.78 GBP, expires 09/18/07	(8,015)
(8,000)	S-Oil Corp., strike price 76,700 KRW, expires 08/28/07	(36,012)
(77,000)	S-Oil Corp., strike price 77,143 KRW, expires 08/14/07	(302,202)
(13,000)	S-Oil Corp., strike price 80,079 KRW, expires 09/12/07	(34,109)
(132,400)	SAP AG, strike price 36.80 EUR, expires 08/02/07	(543,631)
(14,700)	SAP AG, strike price 37.27 EUR, expires 08/28/07	(58,753)

BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(23,100)	SAP AG, strike price 38.36 EUR, expires 09/18/07	$(77,709)
(170,900)	SBM Offshore N.V., strike price 28.28 EUR, expires 08/02/07	(476,966)
(200)	SBM Offshore N.V., strike price 30 EUR, expires 08/17/07	(24,627)
(295)	SBM Offshore N.V., strike price 31 EUR, expires 09/21/07	(38,343)
(115)	Schneider Electric S.A., strike price 105 EUR, expires 09/21/07	(2,848)
(66,900)	Schneider Electric S.A., strike price 109.72 EUR, expires 08/01/07	(1)
(8,000)	Schneider Electric S.A., strike price 112.89 EUR, expires 08/28/07	(2,685)
(57,500)	Scottish & Newcastle Plc, strike price 6.51 GBP, expires 09/18/07	(12,134)
(330,800)	Scottish & Newcastle Plc, strike price 6.58 GBP, expires 08/01/07	(7)
(209,200)	Scottish & Southern Energy Plc, strike price 15.44 GBP, expires 08/01/07	(4)
(293,000)	Sekisui House Ltd., strike price 1,851 JPY, expires 08/14/07	—
(5,800,000)	Shin Kong Financial Holding Co. Ltd., strike price $35.99, expires 08/28/07	(858,400)
(1,006,000)	Shin Kong Financial Holding Co. Ltd., strike price $41.46, expires 09/12/07	(60,058)
(640,000)	Shin Kong Financial Holding Co. Ltd., strike price $41.90, expires 09/12/07	(40,256)
(95,000)	Shin-Etsu Chemical Co. Ltd., strike price 8,559 JPY, expires 08/14/07	(259,801)
(10,000)	Shin-Etsu Chemical Co. Ltd., strike price 8,776 JPY, expires 08/28/07	(20,686)
(16,500)	Shin-Etsu Chemical Co. Ltd., strike price 9,538 JPY, expires 09/11/07	(7,814)
(12,000)	Shinhan Financial Group Co. Ltd., strike price 58,684 KRW expires 08/28/07	(60,523)
(106,000)	Shinhan Financial Group Co. Ltd., strike price 59,188 KRW expires 08/14/07	(436,317)
(18,000)	Shinhan Financial Group Co. Ltd., strike price 67,465 KRW expires 09/12/07	(17,870)
(269,700)	Shire Plc, strike price 11.99 GBP, expires 08/02/07	(114,708)
(30,000)	Shire Plc, strike price 12.30 GBP, expires 08/16/07	(15,185)
(46,800)	Shire Plc, strike price 12.49 GBP, expires 09/18/07	(39,334)
(70)	Siemens AG, strike price 100 EUR, expires 08/17/07	(8,811)
(10,800)	Siemens AG, strike price 114.32 EUR, expires 09/18/07	(5,067)
(62,000)	Siemens AG, strike price 98 EUR, expires 10/10/07	(352,027)
(275,000)	Sims Group Ltd., strike price 29.58 AUD, expires 09/11/07	(88,006)
(608,000)	Singapore Telecommunications Ltd., strike price 3.58 SGD, expires 09/11/07	(30,366)
(3,500,000)	Singapore Telecommunications Ltd., strike price 3.67 SGD, expires 08/14/07	(30,250)
(61,800)	Skanska AB, B Shares, strike price 163.50 SEK, expires 09/18/07	(7,459)
(355,600)	Skanska AB, B Shares, strike price 168.41 SEK, expires 08/01/07	(1)
(42,900)	Smiths Group Plc, strike price 11.53 GBP, expires 09/18/07	(2,597)
(358,177)	Smiths Group Plc, strike price 11.83 GBP, expires 08/01/07	(7)
(39,710)	Smiths Group Plc, strike price 12.26 GBP, expires 08/28/07	(121)
(5,600)	Societe Generale, strike price 145 EUR, expires 09/18/07	(4,825)
(32,300)	Societe Generale, strike price 149.11 EUR, expires 08/01/07	—
(3,600)	Societe Generale, strike price 149.40 EUR, expires 08/16/07	(399)
(129,344)	SSAB Svenskt Stal AB, Ser. A, strike price 244.46 SEK, expires 08/02/07	(82,961)
(142)	SSAB Svenskt Stal AB, Ser. A, strike price 283.53 SEK, expires 08/17/07	(527)
(22,414)	SSAB Svenskt Stal AB, Ser. A, strike price 289.21 SEK, expires 09/18/07	(17,230)
(48,900)	Statoil ASA, strike price 168.92 NOK, expires 08/28/07	(67,055)
(440,000)	Statoil ASA, strike price 169.95 NOK, expires 08/02/07	(309,145)
(76,600)	Statoil ASA, strike price 195.96 NOK, expires 09/18/07	(12,015)
(70,500)	Storebrand ASA, strike price 95 NOK, expires 09/18/07	(22,982)
(405,400)	Storebrand ASA, strike price 96.03 NOK, expires 08/01/07	(1)
(482,000)	Sumitomo Corp., strike price 2,338 JPY, expires 08/14/07	(212,323)
(53,500)	Sumitomo Corp., strike price 2,421 JPY, expires 08/28/07	(19,615)
(83,900)	Sumitomo Corp., strike price 2,407 JPY, expires 09/11/07	(45,830)
(837,000)	Sumitomo Trust & Banking Co. Ltd. (The), strike price 1,279 JPY, expires 08/14/07	—
(93,000)	Sumitomo Trust & Banking Co. Ltd. (The), strike price 1,250 JPY, expires 08/28/07	(8)
(63,800)	Svenska Cellulosa AB, B Shares, strike price 121.25 SEK, expires 09/18/07	(33,303)
(366,300)	Svenska Cellulosa AB, B Shares, strike price 122.81 SEK, expires 10/10/07	(180,652)
(33,800)	Syngenta AG, strike price 241 CHF, expires 10/10/07	(117,279)
(3,800)	Syngenta AG, strike price 244.63 CHF, expires 08/16/07	(1,441)
(5,800)	Syngenta AG, strike price 245.72 CHF, expires 09/18/07	(11,892)
(2,160,000)	Taiwan Fertlizer Co. Ltd., strike price $65.70, expires 08/28/07	(589,896)
(374,000)	Taiwan Fertlizer Co. Ltd., strike price $75.08, expires 09/12/07	(21,281)
(240,000)	Taiwan Fertlizer Co. Ltd., strike price $76.86, expires 09/12/07	(8,568)
(850)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 08/24/07	(3,468)
(760,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11.12, expires 08/06/07	(304)
(132,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11.74, expires 09/21/07	(4,158)
(170)	Teck Cominco Ltd., Class B, strike price 46 CAD, expires 08/20/07	(47,807)
(1,520)	Teck Cominco Ltd., Class B, strike price 47.50 CAD, expires 08/20/07	(236,520)
(1,000,000)	Telekom Malaysia Bhd, strike price $10.71, expires 08/14/07	(6,700)
(371,000)	Telekom Malaysia Bhd, strike price $10.82, expires 09/11/07	(9,164)
(256)	Telekomunikasi Indonesia Tbk PT (ADR), strike price $47.75, expires 09/14/07	(72,799)
(170)	TELUS Corp., strike price 64 CAD, expires 08/18/07	(3,187)
(1,000)	TELUS Corp., strike price 66 CAD, expires 08/20/07	(7,499)

BlackRock International Growth and Income Trust (BGY) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(1,000)	Total S.A., strike price 60 EUR, expires 09/21/07	$(213,433)
(158,600)	Transurban Group, strike price 7.97 AUD, expires 09/11/07	(2,609)
(912,000)	Transurban Group, strike price 8.60 AUD, expires 08/14/07	(8)
(137,600)	Truworths Intl. Ltd., strike price 39.59 ZAR, expires 09/18/07	(9,687)
(791,700)	Truworths Intl. Ltd., strike price 41.02 ZAR, expires 08/01/07	(1)
(215,000)	Turkcell Iletisim Hizmet AS (ADR), strike price $17.07, expires 08/06/07	(148,049)
(60,000)	Turkcell Iletisim Hizmet AS (ADR), strike price $17.60, expires 09/21/07	(75,486)
(570)	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR), strike price $118, expires 08/03/07	(56,339)
(10,000)	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR), strike price $119.03, expires 08/17/07	(27,399)
(859,000)	UniCredito Italiano S.p.A., strike price 7.21 EUR, expires 08/01/07	(12)
(1,814,000)	Unipol S.p.A., 3.56%, strike price 2.57 EUR, expires 08/01/07	(25)
(315,500)	Unipol S.p.A., 3.56%, strike price 2.58 EUR, expires 09/18/07	(3,151)
(65,200)	United Business Media Plc, strike price 8.57 GBP, expires 09/18/07	(3,430)
(375,300)	United Business Media Plc, strike price 8.82 GBP, expires 08/01/07	(8)
(68,000)	United Overseas Bank Ltd., strike price 23.48 SGD, expires 09/11/07	(19,480)
(397,000)	United Overseas Bank Ltd., strike price 24.67 SGD, expires 08/14/07	(3,195)
(281,700)	United Utilities Plc, strike price 7.74 GBP, expires 08/01/07	(6)
(992,000)	Via Technologies, Inc., strike price $35.80, expires 09/12/07	(1,488)
(5,700,000)	Via Technologies, Inc., strike price $36.52, expires 08/28/07	(570)
(1,375)	Vivendi, strike price 33 EUR, expires 09/21/07	(92,180)
(2,689,600)	Vodafone Group Plc, strike price 1.62 GBP, expires 08/01/07	(55)
(300)	Vodafone Group Plc, strike price 1.66 GBP, expires 08/17/07	(1,523)
(467,700)	Vodafone Group Plc, strike price 1.67 GBP, expires 09/18/07	(13,774)
(69,100)	Wartsila Oyj, B Shares, strike price 50.18 EUR, expires 08/02/07	(134,558)
(7,700)	Wartsila Oyj, B Shares, strike price 51.05 EUR, expires 08/16/07	(13,805)
(12,000)	Wartsila Oyj, B Shares, strike price 52.40 EUR, expires 09/18/07	(23,361)
(160)	Willis Group Holdings Ltd., strike price $45, expires 10/22/07	(5,600)
(91,500)	Willis Group Holdings Ltd., strike price $46.39, expires 08/24/07	(6,469)
(37,700)	Yara Intl. ASA, strike price 177 NOK, expires 09/18/07	(7,824)
(216,500)	Yara Intl. ASA, strike price 180.25 NOK, expires 08/01/07	—
(24,000)	Yara Intl. ASA, strike price 183.73 NOK, expires 08/16/07	(63)
(76,000)	Yokohama Rubber Co. Ltd. (The), strike price 890 JPY, expires 08/28/07	(10,804)
(685,000)	Yokohama Rubber Co. Ltd. (The), strike price 914.04 JPY, expires 08/14/07	(24,803)
(118,000)	Yokohama Rubber Co. Ltd. (The), strike price 927 JPY, expires 09/11/07	(13,147)
(151,000)	Yue Yuen Industrial Holdings, strike price 26.60 HKD, expires 08/28/07	(2,475)
(1,363,000)	Yue Yuen Industrial Holdings, strike price 26.71 HKD, expires 08/14/07	(4,911)
(442,000)	Zinifex Ltd., strike price 18.30 AUD, expires 08/14/07	(647,465)
(49,000)	Zinifex Ltd., strike price 18.30 AUD, expires 08/28/07	(75,378)
(76,800)	Zinifex Ltd., strike price 21.21 AUD, expires 09/11/07	(31,895)
	Total Outstanding Call Options Written (premium received $(32,257,150))	(32,459,856)
	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(190,000)	Grupo Mexico SAB de CV, strike price 75 MXN, expires 09/25/07	(37,699)
(265)	Teck Cominco Ltd., Class B, strike price 47.50 CAD, expires 08/20/07	(39,745)
(100)	Unibanco - Uniao de Bancos Brasileiros S.A. (ADR), strike price $120, expires 08/20/07	(56,000)
	Total Outstanding Put Options Written (premium received $(82,344))	(133,444)
	Total Outstanding Options Written (cost $(32,339,494))	(32,593,300)
Total Investments net of outstanding options written—97.3%		$1,941,195,094
Other assets in excess of liabilities—2.7%		53,765,365
Net Assets—100.0%		$1,994,960,459

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Non-income producing security.

[3]	Represents current yield as of July 31, 2007.

[4]	Cost for federal income tax purposes is $1,994,794,180. The net unrealized depreciation on a tax basis is $21,005,786, consisting of $68,203,242 gross unrealized appreciation and $89,209,028 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock International Growth and Income Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock International Growth and Income Trust

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: September 20, 2007